Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 1,041	$ 764
Cost of revenue	1,527	1,869	178
Gross loss	(486)	(1,105)	(178)
Research and development, net	5,062	5,215	4,163
Sales and marketing	1,324	3,041	1,672
General and administrative	3,664	2,850	2,189
Operating loss	(10,536)	(12,211)	(8,202)
Interest expenses	171
Other finance expenses (income), net	283	(456)	(377)
Net loss	$ (10,990)	$ (11,755)	$ (7,825)
Net loss per ordinary share attributable to shareholders basic	$ (1.09)	$ (1.99)	$ (1.51)
Net loss per ordinary share attributable to shareholders diluted	$ (1.09)	$ (1.99)	$ (1.51)
Weighted average ordinary shares outstanding basic	10,070	5,912	5,166
Weighted average ordinary shares outstanding diluted	10,070	5,912	5,166